SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 4,375,664	$ 2,175,378	$ 826,968
Operating income (loss)		(1,303,325)	(891,232)	(988,768)
Non-operating income (loss), net		(179,913)	(477,387)	34,888
Income tax expense		(141,640)	(85,864)	(4,088)
Share of results of equity investees		721	(3,239)	(3,066)
Net loss		(1,624,157)	(1,457,722)	(961,034)
Other Services [Member]
Segment Information [Abstract]
Revenue		131,758	195,843	83,468
Operating income (loss)		(49,006)	(39,864)	(62,548)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue		2,015,972	1,136,017	462,464
Operating income (loss)		1,016,793	529,524	69,449
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue		2,167,149	834,295	269,578
Operating income (loss)		(1,442,593)	(1,131,771)	(893,489)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue		60,785	9,223	11,458
Operating income (loss)		(520,075)	(116,309)	(34,056)
Unallocated expenses [Member]
Segment Information [Abstract]
Revenue	[1]	0	0	0
Operating income (loss)	[1]	$ (308,444)	$ (132,812)	$ (68,124)

[1]	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.